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REZA PISHVA

reza.pishva@dechert.com +1 213 808 5736 Direct

January 10, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C 20549-1090

Re: RBC Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the RBC Short Duration Fixed Income Fund and the RBC Ultra-Short Fixed Income Fund (the “Funds”). These exhibits contain the risk/return summary information in the prospectus for the Funds dated December 30, 2013, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated December 31, 2013 for the Funds (SEC Accession No. 0000897101-13-001961).

No fee is required in connection with this filing. Please direct any comments or questions on the enclosed materials to the undersigned at (213) 808-5736. Thank you in advance for your consideration.

Very truly yours,

/s/ Reza Pishva

Reza Pishva

Enclosures